Income taxes - The Tax Cuts and Jobs Act (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Tax benefit from revaluation of U.S. net deferred income tax liabilities	$ 1,861